Income Taxes - Reconciliation of income tax rate to effective tax rate (Details) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Income tax benefit at statutory rate (21.0%)						$ (6,066,983)
Change in fair value of warrant liability						5,814,900
Offering costs						219,683
Change in valuation allowance on deferred tax asset						32,400
Income tax expense (benefit)	$ 0		$ 0		$ 0	$ 0	$ 0
Statutory rate						21.00%
Effective tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	0.00%	21.00%